Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share-based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	3,574,468
Share Based Compensation, Options, Vesting Period, Minimun	1 year
Share Based Compensation, Options, Vesting Period, Maximum	5 years
Share-based Compensation, Contractual Option Vesting Terms Range, Lower Limit	5 years
Share-based Compensation, Contractual Option Vesting Terms Range, Uppler Limit Range	10 years
Share-based Compensation, Options, Estimated Forfeiture Rates Range, Lower Limit	0.00%
Share-based Compensation, Options, Estimated Forfeiture Rates Range, Upper Limit	36.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 496
Share-based Compensation, Nonvested Stock, Period Compensation Expense is Recognized	1 year 5 months